INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Average effective tax rate	(10.90%)	(37.30%)	(10.60%)	(36.00%)
Unused tax losses for which no deferred tax asset recognised due to IAS 12 exception	$ 8,772		$ 8,772
Unused tax credits for which no deferred tax asset unrecognised	$ 406		$ 406